Annual Fund Operating Expenses - Popular U.S. Government Money Market Fund, LLC	Oct. 22, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Withholding Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.65%
Class A Non-Withholding Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.66%
Class I Institutional Withholding Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.78%
Class I Institutional Non-Withholding Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	0.16%	[2],[3]
Net Expenses (as a percentage of Assets)	0.67%

[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Popular Asset Management LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the average daily net assets of a class of the Fund (the “Expense Cap”). Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least December 31, 2026. The Expense Cap may only be amended or eliminated prior to that time with the approval of the Board of Directors.
[3]	Pursuant to the Expense Cap, the Adviser has previously waived fees as well as certain operating and organizational expenses. Under the Expense Cap, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Management of the Fund – Investment Adviser”).